The useful life of fixed and intangible assets items are as follows: (Details)	12 Months Ended
Dec. 31, 2021
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
It Equipment [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Software [Member]
IfrsStatementLineItems [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years